BANK LOANS (Tables)	6 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOANS

	As of	As of
	December 31, 2023	June 30, 2023

Cathay Bank	$1,200	$887,000
Dongguan Rural Commercial Bank	5,184,442	4,555,467
Total	5,185,642	5,442,467
Less: current portion of short-term loans	(705,200)	(887,000)
Less: current portion of long-term loans	(625,274)	(2,959,918)
Long-term loans	$3,855,168	$1,595,549

SCHEDULE OF BANK LOANS REPAYMENT
Twelve months ending December 31,	Repayment
2024	$1,330,474
2025	915,634
2026	2,277,208
2027	430,053
2028	232,273
Total	$5,185,642